Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Minimum required after tax profit percentage allocation to general reserve fund	10.00%
Maximum requirement of subsidiaries' after tax profits to be allocated to general reserve fund as percentage of subsidiaries registered capital	50.00%
Statutory reserve	$ 0	$ 0
Statutory Reserve
Stockholders Equity Note [Line Items]
Statutory reserve	$ 17,505	$ 28,599